INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill
Intangible assets other than goodwill	$ 1,162	$ 1,179
Acquisitions	6	9
Amortization	(12)	(12)
Foreign currency translation	30	36
Reclassification to assets held for sale and other	(186)	(50)
Intangible assets other than goodwill	$ 982	$ 1,162